14. Trade and other receivables (Details Narrative) - Trade receivables [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Measured at fair value through profit and loss	$ 507	$ 357
Foreign market [member]
Disclosure of trade and other receivables [line items]
Description of supplementary provision	In 2020, the additions include an increase of US$ 60 on receivables in foreign currency, resulting from the 29% exchange rate devaluation in the year ended December 31, 2020, as well as the recording of a supplementary provision arising from the effects of the COVID-19 on the economy (US$ 19).